Related Party Transactions (Details)	12 Months Ended
	Dec. 31, 2023 CAD ($)	Dec. 31, 2022 CAD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CAD ($)
Key Management Compensation:
Executive Salaries And Remuneration	$ 803,000	$ 647,000		$ 567,000
Severance	73,000	191,000		0
Directors Fees	86,000	70,000		26,000
Share-based Payments	391,000	154,000		929,000
Total Key Management Compensation	1,353,000	1,062,000		1,522,000
Net Office, Sundry, Rent And Salary Allocations Recovered From (incurred To) Company(ies) Sharing Certain Common Director(s)	1,000	$ 1,000		$ 8,000
Net Balance Receivable Payable
Key Management Compensation:
Executive Salaries And Remuneration	0		$ (106,000)
Severance	0		0
Directors Fees	(1,000)		(57,000)
Share-based Payments	0		0
Total Key Management Compensation	(1,000)		(163,000)
Net Office, Sundry, Rent And Salary Allocations Recovered From (incurred To) Company(ies) Sharing Certain Common Director(s)	$ 1,000		$ 1,000